                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom      July 23, 2010
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $826,970 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 30/6/10


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                                  TITLE OF             VALUE      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                 NAME OF ISSUER    CLASS    CUSIP       (X$)    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MTS MOBILE TELESYSTEM             EQUITY   2603225  1,278,262.50   1,278     66,750 SH          SOLE     NONE     66,750
ABBOTT LABS COM NPV               EQUITY   2002305  23,487,200.0  23,487    502,400 SH          SOLE     NONE    502,400
ACCENTURE PLC CLS'A'USD0.0000225  EQUITY   B4BNMY3  11,964,476.0  11,964    309,800 SH          SOLE     NONE    309,800
AMER TOWER CORP CL'A'COM USD0.01  EQUITY   2253608  33,463,320.0  33,463    753,000 SH          SOLE     NONE    753,000
APACHE CORP COM USD0.625          EQUITY   2043962  22,054,833.0  22,055    261,965 SH          SOLE     NONE    261,965
BPZ RESOURCES INC 6.5% 144A
CONVERTIBLE NOTE 2015             EQUITY   2BSKPC4  11,114,411.0  11,114 11,600,000 SH          SOLE     NONE 11,600,000
BK OF AMERICA CORP COM USD0.01    EQUITY   2295677  9,364,810.00   9,365    652,600 SH          SOLE     NONE    652,600
BAXTER INTL INC COM USD1          EQUITY   2085102  8,193,392.00   8,193    201,758 SH          SOLE     NONE    201,758
BJS WHOLESALE CLUB COM USD0.01    EQUITY   2039916    555,150.00     555     15,000 SH          SOLE     NONE     15,000
CLEAN HARBORS INC COM USD0.01     EQUITY   2202473  17,436,277.0  17,436    262,555 SH          SOLE     NONE    262,555
COMSTAR UNITED TEL GDR EACH
REP1 ORD SHR'REGS'                EQUITY  B0WHW35    548,100.00      548     90,000 SH          SOLE     NONE     90,000
CISCO SYSTEMS COM USD0.001        EQUITY  2198163  39,357,330.0   39,357  1,847,762 SH          SOLE     NONE  1,847,762
CVS CAREMARK CORP COM STK
USD0.01                           EQUITY  2577609  18,679,404.0   18,679    637,740 SH          SOLE     NONE    637,740
CORRECTIONS CORP COM USD0.01      EQUITY  2759418  2,098,800.00    2,099    110,000 SH          SOLE     NONE    110,000
DELL INC COM USD0.01              EQUITY  2261526  8,879,765.00    8,880    736,910 SH          SOLE     NONE    736,910
AMDOCS ORD GBP0.01                EQUITY  2256908  37,031,305.0   37,031  1,379,192 SH          SOLE     NONE  1,379,192
DAVITA INC COM USD0.001           EQUITY  2898087  16,671,480.0   16,671    267,000 SH          SOLE     NONE    267,000
ENTERPRISE PRODS P COM
UNITS REP LIM PART INT            EQUITY  2285388  14,148,000.0   14,148    400,000 SH          SOLE     NONE    400,000
ENERGY SOLUTIONS I DEP
SHS REP 1 COM USD0.01             EQUITY  B293735    407,200.00      407     80,000 SH          SOLE     NONE     80,000
EXPONENT INC COM USD0.001         EQUITY  2330318    925,976.00      926     28,300 SH          SOLE     NONE     28,300
FLIR SYSTEMS INC COM USD0.01      EQUITY  2344717  15,417,700.0   15,418    530,000 SH          SOLE     NONE    530,000
HCC INSURANCE HLDG COM USD1       EQUITY  2400426  11,128,500.0   11,129    450,000 SH          SOLE     NONE    450,000
HOLOGIC INC COM USD0.01           EQUITY  2433530  11,275,200.0   11,275    810,000 SH          SOLE     NONE    810,000
INTERMEC INC COM USD0.01          EQUITY  2116842  4,812,375.00    4,812    469,500 SH          SOLE     NONE    469,500
INTEL CORP COM USD0.001           EQUITY  2463247  35,724,538.0   35,725  1,837,682 SH          SOLE     NONE  1,837,682
INTEROIL CORP COM NPV             EQUITY  B02SJF9  44,913,888.0   44,914  1,013,400 SH          SOLE     NONE  1,013,400
ITT CORPORATION COM USD1          EQUITY  2465760  25,634,231.0   25,634    571,300 SH          SOLE     NONE    571,300
JOHNSON & JOHNSON COM USD1        EQUITY  2475833  36,431,281.0   36,431    617,061 SH          SOLE     NONE    617,061
LANDEC CORP COM USD0.001          EQUITY  2517058  1,030,750.00    1,031    175,000 SH          SOLE     NONE    175,000
MONSANTO COM STK USD0.01          EQUITY  2654320  10,325,700.0   10,326    223,500 SH          SOLE     NONE    223,500
VAIL RESORTS INC COM STK
USD0.01                           EQUITY  2954194  1,394,400.00    1,394     40,000 SH          SOLE     NONE     40,000
MUELLER WATER PROD COM
STK USD0.01 SER 'A'               EQUITY  B15RZR4  12,210,000.0   12,210  3,300,000 SH          SOLE     NONE  3,300,000
MAXWELL TECH INC COM USD0.10      EQUITY  2573771  1,140,000.00    1,140    100,000 SH          SOLE     NONE    100,000
NETAPP INC COM USD0.001           EQUITY  2630643  16,416,400.0   16,416    440,000 SH          SOLE     NONE    440,000
NOVATEK OAO GDR EACH
REPR 10 SHS'REG S'                EQUITY  B0DK750    909,720.00      910     12,600 SH          SOLE     NONE     12,600
NEW YORK COMMTY COM USD0.01       EQUITY  2711656  53,952,121.0   53,952  3,537,844 SH          SOLE     NONE  3,537,844
PLUM CREEK TMBR CO COM
USD0.01                           EQUITY  2692397  14,716,503.0   14,717    426,689 SH          SOLE     NONE    426,689
METROPCS COMMUNICA COM
STK USD0.0001                     EQUITY  B02F228    696,150.00      696     85,000 SH          SOLE     NONE     85,000
PFIZER INC COM USD0.05            EQUITY  2684703  20,933,250.0   20,933  1,469,000 SH          SOLE     NONE  1,469,000
POLYCOM INC COM USD0.0005         EQUITY  2693420  25,974,116.0   25,974    872,200 SH          SOLE     NONE    872,200
PHILIP MORRIS INTL
COM STK NPV                       EQUITY  B2PKRQ3  49,591,039.0   49,591  1,082,065 SH          SOLE     NONE  1,082,065
ROSNEFT OJSC GDR EACH
REPR 1 ORD 'REGS'                 EQUITY  B17FSC2  1,027,613.00    1,028    166,550 SH          SOLE     NONE    166,550
ROSS STORES INC
COM USD0.01                       EQUITY  2746711 36,231,871.0   36,232    679,900 SH          SOLE      NONE    679,900
REPUBLIC SERVICES
COM USD0.01                       EQUITY  2262530 44,685,298.0   44,685  1,503,543 SH          SOLE      NONE  1,503,543
SMART BALANCE INC
COM STK USD0.01                   EQUITY  B0V9FJ9   549,450.00      549    135,000 SH          SOLE      NONE    135,000
SAFEWAY INC COM USD0.01           EQUITY  2767165 13,839,150.0   13,839    705,000 SH          SOLE      NONE    705,000
TRIQUINT SEMI COND
COM USD0.001                      EQUITY  2904393   702,650.00      703    115,000 SH          SOLE      NONE    115,000
TIME WARNER INC
COM USD0.01                       EQUITY  B63QTN2 9,155,520.00    9,156    316,800 SH          SOLE      NONE    316,800
UTD TECHNOLOGIES
COM USD1                          EQUITY  2915500 28,793,400.0   28,793    444,000 SH          SOLE      NONE    444,000
VERIZON COMMUN
COM USD0.10                       EQUITY  2090571 9,523,400.00    9,523    340,000 SH          SOLE      NONE    340,000
WESTERN UNION COMP
COM STK USD0.01                   EQUITY  B1F76F9 10,174,584.0   10,175    682,400 SH          SOLE      NONE    682,400
                                                               $826,970